Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of cash and cash equivalents	Cash and cash equivalent break down as follows:

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Cash and bank accounts	102,336	119,151
Net cash and cash equivalents	102,336	119,151